Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Income Tax Expenses Abstract
Current income tax expense	¥ 326	$ 46				¥ (2,613)	$ (368)	¥ (5)
Deferred income tax expense
Income tax expense	¥ (326)	$ (46)				¥ (2,613)	$ (368)	¥ (5)	¥ (2,582)